RISK MANAGEMENT - Changes in gross carrying amount (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 259,515,428
Financial assets at end of period	303,076,129	$ 259,515,428
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(8,557,039)
Financial assets at end of period	(11,419,302)	(8,557,039)
Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(8,185,797)
New financial assets originated or purchased	(2,933,649)	(982,209)
Financial assets that have been derecognized/paid	2,325,005	785,075
Unwind of discount	(488,862)	(504,437)
Write-offs / Charge-offs of the year	3,996,982	4,716,947
FX and other movements	9,451	(29,379)
Financial assets at end of period	(10,905,171)	(8,185,797)
Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(8,196,187)
Financial assets at end of period
Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	182,128,114	176,881,841
New financial assets originated or purchased	131,945,993	126,566,559
Financial assets that have been derecognized/paid	(119,180,411)	(117,514,408)
Net remeasurement of amortized cost and other receivables	118,650	17,169
Write-offs / Charge-offs of the year	(3,996,982)	(4,716,947)
On business combination	13,109,218
FX and other movements	2,322,583	(893,900)
Financial assets at end of period	206,447,165	182,128,114
Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	21,862,835
Financial assets at end of period	29,034,830	21,862,835
Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(4,188,388)
New financial assets originated or purchased	(723,772)	(492,165)
Financial assets that have been derecognized/paid	781,525	418,644
Unwind of discount	(360,126)	(396,892)
Write-offs / Charge-offs of the year	1,477,682	1,904,255
FX and other movements	3,501	2,831
Financial assets at end of period	(5,280,406)	(4,188,388)
Commercial lending portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(4,357,012)
Financial assets at end of period
Commercial lending portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	98,936,699	94,773,789
New financial assets originated or purchased	78,721,724	73,989,211
Financial assets that have been derecognized/paid	(73,177,114)	(68,512,966)
Net remeasurement of amortized cost and other receivables	51,087	12,276
Write-offs / Charge-offs of the year	(1,477,682)	(1,825,237)
On business combination	6,965,032
FX and other movements	967,192	499,626
Financial assets at end of period	110,986,938	98,936,699
Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(986)
New financial assets originated or purchased	(775)	(105)
Financial assets that have been derecognized/paid	91	397
Write-offs / Charge-offs of the year		149
Financial assets at end of period	(851)	(986)
Interbank and overnight funds | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(851)
Financial assets at end of period
Interbank and overnight funds | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,718,961	7,635,188
New financial assets originated or purchased	2,589,813	355,997
Financial assets that have been derecognized/paid	(1,615,206)	(5,234,204)
Net remeasurement of amortized cost and other receivables	(918)	(2,899)
Write-offs / Charge-offs of the year		(79,167)
On business combination	472,785
FX and other movements	528,243	44,046
Financial assets at end of period	4,693,678	2,718,961
Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,555,040)
New financial assets originated or purchased	(2,160,486)	(461,932)
Financial assets that have been derecognized/paid	1,389,923	349,917
Unwind of discount	(107,099)	(89,676)
Write-offs / Charge-offs of the year	2,382,167	2,680,993
FX and other movements	(1,176)	(37,723)
Financial assets at end of period	(4,938,971)	(3,555,040)
Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(3,448,884)
Financial assets at end of period
Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	59,840,451	55,455,064
New financial assets originated or purchased	46,119,361	47,344,799
Financial assets that have been derecognized/paid	(41,480,876)	(40,503,193)
Net remeasurement of amortized cost and other receivables	44,738	6,539
Write-offs / Charge-offs of the year	(2,382,852)	(2,680,993)
On business combination	3,064,867
FX and other movements	629,768	218,235
Financial assets at end of period	65,835,457	59,840,451
Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(351,558)
New financial assets originated or purchased	(39,421)	(14,328)
Financial assets that have been derecognized/paid	148,425	13,381
Unwind of discount	(11,772)	(7,413)
Write-offs / Charge-offs of the year	85,440	77,802
FX and other movements	7,126	5,513
Financial assets at end of period	(560,904)	(351,558)
Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(301,263)
Financial assets at end of period
Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	20,221,683	18,592,103
New financial assets originated or purchased	4,285,051	4,525,689
Financial assets that have been derecognized/paid	(2,690,870)	(2,951,553)
Net remeasurement of amortized cost and other receivables	23,748	1,253
Write-offs / Charge-offs of the year	(84,755)	(77,802)
On business combination	2,606,534
FX and other movements	197,380	131,993
Financial assets at end of period	24,558,771	20,221,683
Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(89,825)
New financial assets originated or purchased	(9,195)	(13,679)
Financial assets that have been derecognized/paid	5,041	2,736
Unwind of discount	(9,865)	(10,456)
Write-offs / Charge-offs of the year	51,693	53,748
Financial assets at end of period	(124,039)	(89,825)
Microcredit | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(88,177)
Financial assets at end of period
Microcredit | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	410,320	425,697
New financial assets originated or purchased	230,044	350,863
Financial assets that have been derecognized/paid	(216,345)	(312,492)
Net remeasurement of amortized cost and other receivables	(5)
Write-offs / Charge-offs of the year	(51,693)	(53,748)
Financial assets at end of period	372,321	410,320
Trade receivables / other accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	11,702,301
Financial assets at end of period	14,996,337	11,702,301
Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(286,463)
Financial assets at end of period	(343,057)	(286,463)
Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	11,988,764
Financial assets at end of period	15,339,394	11,988,764
Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(113,156)
Write-offs / Charge-offs of the year	13,444	22,050
FX and other movements	301	50
Approach change		(2,595)
Financial assets at end of period	(139,155)	(113,156)
Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(97,588)
Financial assets at end of period
Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(173,307)
Financial assets at end of period	(203,902)	(173,307)
Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(49,962)	(59,428)
New financial assets originated or purchased	(15,311)	(24,115)
FX and other movements	(912)	(254)
Financial assets at end of period	(67,393)	(49,962)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	224,581,946
Financial assets at end of period	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(8,472,997)
Financial assets at end of period	(11,255,423)	(8,472,997)
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,282,734
Financial assets at end of period	12,381,009	9,282,734
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(8,185,797)
Financial assets at end of period	(10,905,171)	(8,185,797)
Financial assets at amortised cost, category [member] | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	182,128,114
Financial assets at end of period	206,447,165	182,128,114
Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(4,188,388)
Financial assets at end of period	(5,280,406)	(4,188,388)
Financial assets at amortised cost, category [member] | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(986)
Financial assets at end of period	(851)	(986)
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,555,040)
Financial assets at end of period	(4,938,971)	(3,555,040)
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(351,558)
Financial assets at end of period	(560,904)	(351,558)
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(89,825)
Financial assets at end of period	(124,039)	(89,825)
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(286,463)
Financial assets at end of period	(343,057)	(286,463)
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,282,734
Financial assets at end of period	12,381,009	9,282,734
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(173,307)
Financial assets at end of period	(203,902)	(173,307)
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,486,252
Financial assets at end of period	3,848,940	3,486,252
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	21,608,992
Financial assets at end of period	28,966,356	21,608,992
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(34,080)
Financial assets at end of period	(96,486)	(34,080)
Debt securities | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	29,346,069
Financial assets at end of period	39,334,862	29,346,069
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(737)	(71)
New financial assets originated or purchased	(9,031)	(1,353)
Financial assets that have been derecognized/paid	1,583	64
FX and other movements	235	8
Financial assets at end of period	(7,195)	(737)
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(34,080)	(99,017)
New financial assets originated or purchased	(64,764)	(34,575)
Financial assets that have been derecognized/paid	13,133	76,771
FX and other movements	5,666	11,426
Financial assets at end of period	(96,486)	(34,080)
Credit-impaired | Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,659,725
Financial assets at end of period	2,516,373	1,659,725
12-month ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,946,817)
Financial assets at end of period	(1,938,933)	(1,946,817)
12-month ECL | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,853,138)
Transfer from stage 1 to stage 2	747,230	231,472
Transfer from stage 1 to stage 3	86,240	132,800
Transfer from stage 2 to stage 1	(760,572)	(323,445)
Transfer from stage 3 to stage 1	(101,001)	(114,968)
New financial assets originated or purchased	(997,855)	(659,037)
Financial assets that have been derecognized/paid	1,332,641	366,590
Unwind of discount		(280)
Write-offs / Charge-offs of the year	6,369	38,750
FX and other movements	(56,520)	(52,724)
Financial assets at end of period	(1,760,076)	(1,853,138)
12-month ECL | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,824,874)
Financial assets at end of period
12-month ECL | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	164,206,688	158,886,792
Transfer from stage 1 to stage 2	23,112,703	11,790,121
Transfer from stage 1 to stage 3	1,574,736	1,632,972
Transfer from stage 3 to stage 2	(5,844,035)	(6,281,477)
Transfer from stage 3 to stage 1	(296,597)	(582,523)
New financial assets originated or purchased	118,071,909	122,422,192
Financial assets that have been derecognized/paid	(110,680,835)	(111,126,183)
Net remeasurement of amortized cost and other receivables	63,866	7,920
Write-offs / Charge-offs of the year	(6,369)	(38,750)
On business combination	12,198,534
FX and other movements	2,182,662	(613,810)
Financial assets at end of period	167,489,648	164,206,688
12-month ECL | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(692,037)
Transfer from stage 1 to stage 2	106,236	39,555
Transfer from stage 1 to stage 3	14,417	32,545
Transfer from stage 2 to stage 1	(125,920)	(43,460)
Transfer from stage 3 to stage 1	(21,407)	(21,431)
New financial assets originated or purchased	(370,537)	(332,007)
Financial assets that have been derecognized/paid	386,384	220,837
Unwind of discount		(280)
Write-offs / Charge-offs of the year	1,686	2,374
FX and other movements	(9,196)	(16,214)
Financial assets at end of period	(656,830)	(692,037)
12-month ECL | Commercial lending portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(751,966)
Financial assets at end of period
12-month ECL | Commercial lending portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	89,337,399	85,335,262
Transfer from stage 1 to stage 2	(6,731,542)	(3,399,434)
Transfer from stage 1 to stage 3	(916,057)	(1,215,930)
Transfer from stage 2 to stage 1	1,322,740	1,094,712
Transfer from stage 3 to stage 1	87,300	251,317
New financial assets originated or purchased	71,146,401	71,920,832
Financial assets that have been derecognized/paid	(69,056,875)	(65,044,533)
Net remeasurement of amortized cost and other receivables	25,034	7,603
Write-offs / Charge-offs of the year	(1,686)	(2,374)
On business combination	6,451,352
FX and other movements	962,070	389,944
Financial assets at end of period	92,626,136	89,337,399
12-month ECL | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(81)
Transfer from stage 2 to stage 1	(3)
Transfer from stage 3 to stage 1		(7)
New financial assets originated or purchased	(716)	(50)
Financial assets that have been derecognized/paid	67	385
Write-offs / Charge-offs of the year		1
Financial assets at end of period	(792)	(81)
12-month ECL | Interbank and overnight funds | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(417)
Financial assets at end of period
12-month ECL | Interbank and overnight funds | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,717,983	7,554,928
New financial assets originated or purchased	2,589,813	1,033,597
Financial assets that have been derecognized/paid	(1,614,229)	(5,911,804)
Net remeasurement of amortized cost and other receivables	(1,056)	(2,783)
Write-offs / Charge-offs of the year		(1)
On business combination	472,785
FX and other movements	528,243	44,046
Financial assets at end of period	4,693,539	2,717,983
12-month ECL | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,077,840)
Transfer from stage 1 to stage 2	589,705	177,418
Transfer from stage 1 to stage 3	67,290	96,243
Transfer from stage 2 to stage 1	(580,707)	(248,656)
Transfer from stage 3 to stage 1	(54,682)	(86,614)
New financial assets originated or purchased	(604,215)	(300,445)
Financial assets that have been derecognized/paid	877,441	141,199
Write-offs / Charge-offs of the year	4,153	35,743
FX and other movements	(42,967)	(35,705)
Financial assets at end of period	(1,013,071)	(1,077,840)
12-month ECL | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,000,009)
Financial assets at end of period
12-month ECL | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	53,555,487	48,863,858
Transfer from stage 1 to stage 2	(11,366,208)	(6,703,975)
Transfer from stage 1 to stage 3	(566,670)	(379,049)
Transfer from stage 2 to stage 1	(3,314,200)	(3,978,012)
Transfer from stage 3 to stage 1	125,565	223,248
New financial assets originated or purchased	40,576,605	44,760,635
Financial assets that have been derecognized/paid	(37,552,539)	(37,229,958)
Net remeasurement of amortized cost and other receivables	21,838	2,873
Write-offs / Charge-offs of the year	(4,153)	(35,743)
On business combination	2,861,841
FX and other movements	487,555	75,586
Financial assets at end of period	51,453,521	53,555,487
12-month ECL | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(58,386)
Transfer from stage 1 to stage 2	23,251	5,351
Transfer from stage 1 to stage 3	1,081	867
Transfer from stage 2 to stage 1	(47,117)	(25,475)
Transfer from stage 3 to stage 1	(24,517)	(5,971)
New financial assets originated or purchased	(14,288)	(13,514)
Financial assets that have been derecognized/paid	64,919	1,821
Write-offs / Charge-offs of the year	480	509
FX and other movements	(4,357)	(805)
Financial assets at end of period	(72,294)	(58,386)
12-month ECL | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(49,134)
Financial assets at end of period
12-month ECL | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	18,265,897	16,788,022
Transfer from stage 1 to stage 2	(4,873,758)	(1,626,383)
Transfer from stage 1 to stage 3	(78,406)	(22,295)
Transfer from stage 2 to stage 1	1,192,732	1,195,200
Transfer from stage 3 to stage 1	82,870	106,163
New financial assets originated or purchased	3,613,740	4,402,822
Financial assets that have been derecognized/paid	(2,300,117)	(2,681,584)
Net remeasurement of amortized cost and other receivables	18,054	227
Write-offs / Charge-offs of the year	(480)	(509)
On business combination	2,412,556
FX and other movements	204,794	104,234
Financial assets at end of period	18,537,882	18,265,897
12-month ECL | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(24,794)
Transfer from stage 1 to stage 2	28,038	9,148
Transfer from stage 1 to stage 3	3,452	3,145
Transfer from stage 2 to stage 1	(6,825)	(5,854)
Transfer from stage 3 to stage 1	(395)	(945)
New financial assets originated or purchased	(8,099)	(13,021)
Financial assets that have been derecognized/paid	3,830	2,348
Write-offs / Charge-offs of the year	50	123
Financial assets at end of period	(17,089)	(24,794)
12-month ECL | Microcredit | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(23,348)
Financial assets at end of period
12-month ECL | Microcredit | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	329,922	344,722
Transfer from stage 1 to stage 2	(141,195)	(60,329)
Transfer from stage 1 to stage 3	(13,603)	(15,698)
Transfer from stage 2 to stage 1	14,363	13,553
Transfer from stage 3 to stage 1	862	1,795
New financial assets originated or purchased	145,350	304,306
Financial assets that have been derecognized/paid	(157,075)	(258,304)
Net remeasurement of amortized cost and other receivables	(4)
Write-offs / Charge-offs of the year	(50)	(123)
Financial assets at end of period	178,570	329,922
12-month ECL | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(13,353)
Transfer from stage 1 to stage 3		19,176
Write-offs / Charge-offs of the year	225	4,208
FX and other movements	(107)	21
Approach change		8,996
Financial assets at end of period	(18,136)	(13,353)
12-month ECL | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(19,700)
Financial assets at end of period
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(45,509)	(40,715)
Transfer from stage 1 to stage 2	1,879
Transfer from stage 1 to stage 3	417	172
Transfer from stage 2 to stage 1	(1,784)	(8,116)
Transfer from stage 3 to stage 1	(1)	(3,582)
New financial assets originated or purchased	(12,582)	(22,613)
FX and other movements	(876)	(253)
Financial assets at end of period	(57,226)	(45,509)
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from stage 1 to stage 2		529
12-month ECL | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,867,228)
Financial assets at end of period	(1,785,400)	(1,867,228)
12-month ECL | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,853,138)
Financial assets at end of period	(1,760,076)	(1,853,138)
12-month ECL | Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(692,037)
Financial assets at end of period	(656,830)	(692,037)
12-month ECL | Financial assets at amortised cost, category [member] | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(81)
Financial assets at end of period	(792)	(81)
12-month ECL | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,077,840)
Financial assets at end of period	(1,013,071)	(1,077,840)
12-month ECL | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(58,386)
Financial assets at end of period	(72,294)	(58,386)
12-month ECL | Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(24,794)
Financial assets at end of period	(17,089)	(24,794)
12-month ECL | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(13,353)
Financial assets at end of period	(18,136)	(13,353)
12-month ECL | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(34,080)
Financial assets at end of period	(96,307)	(34,080)
12-month ECL | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(737)	(71)
New financial assets originated or purchased	(9,023)	(1,353)
Financial assets that have been derecognized/paid	1,583	64
FX and other movements	234	8
Financial assets at end of period	(7,188)	(737)
12-month ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(34,080)	(20,757)
Transfer from stage 1 to stage 2	298
New financial assets originated or purchased	(64,764)	(34,575)
Financial assets that have been derecognized/paid	12,954	3,729
FX and other movements	5,676	9,827
Financial assets at end of period	(96,307)	(34,080)
Lifetime ECL | Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	20,203,110
Financial assets at end of period	26,518,457	20,203,110
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(173,307)
Recovery for partial payments from the clients	(9,144)	(11,129)
Write-offs / Charge-offs of the year	6,256	13,097
Entity deconsolidation	(217)	56
Approach change		185
Exchange gains in foreign currency	(21)	(2,595)
Financial assets at end of period	(203,902)	(173,307)
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(159,303)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,174,683)
Financial assets at end of period	(3,061,469)	(1,174,683)
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,158,732)
Transfer from stage 1 to stage 2	(747,230)	(231,472)
Transfer from stage 2 to stage 3	1,121,369	567,849
Transfer from stage 2 to stage 1	760,572	323,445
Transfer from stage 3 to stage 2	(282,952)	(104,502)
New financial assets originated or purchased	(1,338,601)	(119,690)
Financial assets that have been derecognized/paid	658,999	241,128
Unwind of discount		(2,155)
Write-offs / Charge-offs of the year	11,953	44,961
FX and other movements	69,694	(49,148)
Financial assets at end of period	(3,039,056)	(1,158,732)
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,197,046)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	8,056,807	7,721,137
Transfer from stage 1 to stage 2	(23,112,703)	(11,790,121)
Transfer from stage 2 to stage 3	4,284,347	4,150,773
Transfer from stage 2 to stage 1	(686,395)	(743,373)
Transfer from stage 3 to stage 2	5,844,035	6,281,477
New financial assets originated or purchased	8,580,252	1,039,653
Financial assets that have been derecognized/paid	(4,172,476)	(2,838,645)
Net remeasurement of amortized cost and other receivables	27,377	(534)
Write-offs / Charge-offs of the year	(11,953)	(44,961)
On business combination	390,932
FX and other movements	46,544	(78,913)
Financial assets at end of period	26,588,199	8,056,807
Lifetime ECL | Not credit-impaired | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(213,103)
Transfer from stage 1 to stage 2	(106,236)	(39,555)
Transfer from stage 2 to stage 3	141,882	95,381
Transfer from stage 2 to stage 1	125,920	43,460
Transfer from stage 3 to stage 2	(40,930)	(20,636)
New financial assets originated or purchased	(220,038)	(25,185)
Financial assets that have been derecognized/paid	140,133	40,743
Unwind of discount		(2,136)
Write-offs / Charge-offs of the year	2,746	937
FX and other movements	6,329	(8,664)
Financial assets at end of period	(805,097)	(213,103)
Lifetime ECL | Not credit-impaired | Commercial lending portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(211,926)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Commercial lending portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,767,147	1,931,245
Transfer from stage 1 to stage 2	6,731,542	3,399,434
Transfer from stage 2 to stage 3	(1,498,250)	(976,090)
Transfer from stage 2 to stage 1	(1,322,740)	(1,094,712)
Transfer from stage 3 to stage 2	144,864	165,806
New financial assets originated or purchased	4,795,773	568,237
Financial assets that have been derecognized/paid	(1,841,383)	(1,244,422)
Net remeasurement of amortized cost and other receivables	13,721	(23)
Write-offs / Charge-offs of the year	(2,746)	(937)
On business combination	92,410
FX and other movements	(36,638)	18,609
Financial assets at end of period	9,843,700	2,767,147
Lifetime ECL | Not credit-impaired | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from stage 2 to stage 1	3
Financial assets that have been derecognized/paid	24	9
Lifetime ECL | Not credit-impaired | Interbank and overnight funds | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(9)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Interbank and overnight funds | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2	728
New financial assets originated or purchased, net		(677,600)
Financial assets that have been derecognized/paid	(2)
Financial assets that have been paid, net		677,600
Net remeasurement of amortized cost and other receivables		(726)
Financial assets at end of period		2
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(853,414)
Transfer from stage 1 to stage 2	(589,705)	(177,418)
Transfer from stage 2 to stage 3	918,066	423,627
Transfer from stage 2 to stage 1	580,707	248,656
Transfer from stage 3 to stage 2	(218,402)	(73,266)
New financial assets originated or purchased	(1,105,837)	(93,015)
Financial assets that have been derecognized/paid	472,211	192,984
Unwind of discount		(19)
Write-offs / Charge-offs of the year	8,793	43,805
FX and other movements	54,704	(34,982)
Financial assets at end of period	(1,948,030)	(853,414)
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(891,884)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,907,448	4,377,133
Transfer from stage 1 to stage 2	11,366,208	6,703,975
Transfer from stage 2 to stage 3	(2,317,098)	(2,673,304)
Transfer from stage 2 to stage 1	3,314,200	3,978,012
Transfer from stage 3 to stage 2	(433,559)	(473,269)
New financial assets originated or purchased	3,160,656	1,068,595
Financial assets that have been derecognized/paid	(2,109,543)	(2,063,400)
Net remeasurement of amortized cost and other receivables	10,389	(144)
Write-offs / Charge-offs of the year	(8,793)	(43,805)
On business combination	154,993
FX and other movements	99,107	43,141
Financial assets at end of period	11,382,726	3,907,448
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(80,296)
Transfer from stage 1 to stage 2	(23,251)	(5,351)
Transfer from stage 2 to stage 3	42,052	25,163
Transfer from stage 2 to stage 1	47,117	25,475
Transfer from stage 3 to stage 2	(21,817)	(8,061)
New financial assets originated or purchased	(11,638)	(839)
Financial assets that have been derecognized/paid	45,758	7,126
Write-offs / Charge-offs of the year	234	136
FX and other movements	8,661	(5,502)
Financial assets at end of period	(225,889)	(80,296)
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(81,265)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,357,409	1,386,657
Transfer from stage 1 to stage 2	4,873,758	1,626,383
Transfer from stage 2 to stage 3	(452,576)	(454,152)
Transfer from stage 2 to stage 1	(1,192,732)	(1,195,200)
Transfer from stage 3 to stage 2	105,422	99,768
New financial assets originated or purchased	600,116	77,453
Financial assets that have been derecognized/paid	(204,162)	(200,886)
Net remeasurement of amortized cost and other receivables	3,267	359
Write-offs / Charge-offs of the year	(234)	(136)
On business combination	143,529
FX and other movements	(15,925)	17,163
Financial assets at end of period	5,217,872	1,357,409
Lifetime ECL | Not credit-impaired | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(11,919)
Transfer from stage 1 to stage 2	(28,038)	(9,148)
Transfer from stage 2 to stage 3	19,369	23,678
Transfer from stage 2 to stage 1	6,825	5,854
Transfer from stage 3 to stage 2	(1,803)	(2,539)
New financial assets originated or purchased	(1,088)	(651)
Financial assets that have been derecognized/paid	873	266
Write-offs / Charge-offs of the year	180	83
Financial assets at end of period	(60,040)	(11,919)
Lifetime ECL | Not credit-impaired | Microcredit | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(11,962)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Microcredit | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	24,801	25,374
Transfer from stage 1 to stage 2	141,195	60,329
Transfer from stage 2 to stage 3	(16,423)	(47,227)
Transfer from stage 2 to stage 1	(14,363)	(13,553)
Transfer from stage 3 to stage 2	2,550	4,530
New financial assets originated or purchased	23,707	2,968
Financial assets that have been derecognized/paid	(17,386)	(7,537)
Write-offs / Charge-offs of the year	(180)	(83)
Financial assets at end of period	143,901	24,801
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(13,006)
Transfer from stage 2 to stage 3		754
Write-offs / Charge-offs of the year		534
FX and other movements	468	6
Approach change		(1,421)
Financial assets at end of period	(13,548)	(13,006)
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(11,561)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(2,945)	(14,358)
Transfer from stage 1 to stage 2	(1,879)
Transfer from stage 2 to stage 3	178	173
Transfer from stage 2 to stage 1	1,784	8,116
Transfer from stage 3 to stage 2	(55)
New financial assets originated or purchased	(2,737)	(875)
Financial assets at end of period	(8,679)	(2,945)
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from stage 1 to stage 2		(529)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,171,738)
Financial assets at end of period	(3,052,611)	(1,171,738)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,158,732)
Financial assets at end of period	(3,039,056)	(1,158,732)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(213,103)
Financial assets at end of period	(805,097)	(213,103)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(853,414)
Financial assets at end of period	(1,948,030)	(853,414)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(80,296)
Financial assets at end of period	(225,889)	(80,296)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(11,919)
Financial assets at end of period	(60,040)	(11,919)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(13,006)
Financial assets at end of period	(13,548)	(13,006)
Lifetime ECL | Not credit-impaired | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at end of period	(179)
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New financial assets originated or purchased	(8)
FX and other movements	1
Financial assets at end of period	(7)
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(31,980)
Transfer from stage 1 to stage 2	(298)
Financial assets that have been derecognized/paid	179	27,440
FX and other movements	(10)	976
Financial assets at end of period	(179)
Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(5,262,232)
Financial assets at end of period	(6,214,998)	(5,262,232)
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(5,173,927)
Transfer from stage 1 to stage 3	(86,240)	(132,800)
Transfer from stage 2 to stage 3	(1,121,369)	(567,849)
Transfer from stage 3 to stage 2	282,952	104,502
Transfer from stage 3 to stage 1	101,001	114,968
New financial assets originated or purchased	(597,193)	(203,482)
Financial assets that have been derecognized/paid	333,365	177,357
Unwind of discount	(488,862)	(502,002)
Write-offs / Charge-offs of the year	3,978,660	4,633,236
FX and other movements	(3,723)	72,493
Financial assets at end of period	(6,106,039)	(5,173,927)
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(5,174,267)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,864,619	10,273,912
Transfer from stage 1 to stage 3	(1,574,736)	(1,632,972)
Transfer from stage 2 to stage 3	(4,284,347)	(4,150,773)
Transfer from stage 2 to stage 1	686,395	743,373
Transfer from stage 3 to stage 1	296,597	582,523
New financial assets originated or purchased	5,293,832	3,104,714
Financial assets that have been derecognized/paid	(4,327,100)	(3,549,580)
Net remeasurement of amortized cost and other receivables	27,407	9,783
Write-offs / Charge-offs of the year	(3,978,660)	(4,633,236)
On business combination	519,752
FX and other movements	93,377	(201,177)
Financial assets at end of period	12,369,318	9,864,619
Lifetime ECL | Credit-impaired | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,283,248)
Transfer from stage 1 to stage 3	(14,417)	(32,545)
Transfer from stage 2 to stage 3	(141,882)	(95,381)
Transfer from stage 3 to stage 2	40,930	20,636
Transfer from stage 3 to stage 1	21,407	21,431
New financial assets originated or purchased	(133,197)	(134,973)
Financial assets that have been derecognized/paid	255,008	157,064
Unwind of discount	(360,126)	(394,476)
Write-offs / Charge-offs of the year	1,473,250	1,900,944
FX and other movements	6,368	27,709
Financial assets at end of period	(3,818,479)	(3,283,248)
Lifetime ECL | Credit-impaired | Commercial lending portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(3,393,120)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Commercial lending portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	6,832,153	7,507,282
Transfer from stage 1 to stage 3	916,057	1,215,930
Transfer from stage 2 to stage 3	1,498,250	976,090
Transfer from stage 3 to stage 2	(144,864)	(165,806)
Transfer from stage 3 to stage 1	(87,300)	(251,317)
New financial assets originated or purchased	2,779,550	1,500,142
Financial assets that have been derecognized/paid	(2,278,856)	(2,224,011)
Net remeasurement of amortized cost and other receivables	12,332	4,696
Write-offs / Charge-offs of the year	(1,473,250)	(1,821,926)
On business combination	421,270
FX and other movements	41,760	91,073
Financial assets at end of period	8,517,102	6,832,153
Lifetime ECL | Credit-impaired | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(905)
Transfer from stage 3 to stage 1		7
New financial assets originated or purchased	(59)	(55)
Financial assets that have been derecognized/paid		3
Write-offs / Charge-offs of the year		148
Financial assets at end of period	(59)	(905)
Lifetime ECL | Credit-impaired | Interbank and overnight funds | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(425)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Interbank and overnight funds | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	976	79,532
Financial assets that have been derecognized/paid	(975)
Net remeasurement of amortized cost and other receivables	138	610
Write-offs / Charge-offs of the year		(79,166)
Financial assets at end of period	139	976
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,623,786)
Transfer from stage 1 to stage 3	(67,290)	(96,243)
Transfer from stage 2 to stage 3	(918,066)	(423,627)
Transfer from stage 3 to stage 2	218,402	73,266
Transfer from stage 3 to stage 1	54,682	86,614
New financial assets originated or purchased	(450,434)	(68,472)
Financial assets that have been derecognized/paid	40,271	15,734
Unwind of discount	(107,099)	(89,657)
Write-offs / Charge-offs of the year	2,369,221	2,601,445
FX and other movements	(12,913)	32,964
Financial assets at end of period	(1,977,870)	(1,623,786)
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,556,991)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,377,516	2,214,073
Transfer from stage 1 to stage 3	566,670	379,049
Transfer from stage 2 to stage 3	2,317,098	2,673,304
Transfer from stage 3 to stage 2	433,559	473,269
Transfer from stage 3 to stage 1	(125,565)	(223,248)
New financial assets originated or purchased	2,382,100	1,515,569
Financial assets that have been derecognized/paid	(1,818,794)	(1,209,835)
Net remeasurement of amortized cost and other receivables	12,511	3,810
Write-offs / Charge-offs of the year	(2,369,906)	(2,601,445)
On business combination	48,033
FX and other movements	43,106	99,508
Financial assets at end of period	2,999,210	2,377,516
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(212,876)
Transfer from stage 1 to stage 3	(1,081)	(867)
Transfer from stage 2 to stage 3	(42,052)	(25,163)
Transfer from stage 3 to stage 2	21,817	8,061
Transfer from stage 3 to stage 1	24,517	5,971
New financial assets originated or purchased	(13,495)	25
Financial assets that have been derecognized/paid	37,748	4,434
Unwind of discount	(11,772)	(7,413)
Write-offs / Charge-offs of the year	84,726	77,157
FX and other movements	2,822	11,820
Financial assets at end of period	(262,721)	(212,876)
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(170,864)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	598,377	417,424
Transfer from stage 1 to stage 3	78,406	22,295
Transfer from stage 2 to stage 3	452,576	454,152
Transfer from stage 3 to stage 2	(105,422)	(99,768)
Transfer from stage 3 to stage 1	(82,870)	(106,163)
New financial assets originated or purchased	71,195	45,414
Financial assets that have been derecognized/paid	(186,591)	(69,083)
Net remeasurement of amortized cost and other receivables	2,427	667
Write-offs / Charge-offs of the year	(84,041)	(77,157)
On business combination	50,449
FX and other movements	8,511	10,596
Financial assets at end of period	803,017	598,377
Lifetime ECL | Credit-impaired | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(53,112)
Transfer from stage 1 to stage 3	(3,452)	(3,145)
Transfer from stage 2 to stage 3	(19,369)	(23,678)
Transfer from stage 3 to stage 2	1,803	2,539
Transfer from stage 3 to stage 1	395	945
New financial assets originated or purchased	(8)	(7)
Financial assets that have been derecognized/paid	338	122
Unwind of discount	(9,865)	(10,456)
Write-offs / Charge-offs of the year	51,463	53,542
Financial assets at end of period	(46,910)	(53,112)
Lifetime ECL | Credit-impaired | Microcredit | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(52,867)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Microcredit | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	55,597	55,601
Transfer from stage 1 to stage 3	13,603	15,698
Transfer from stage 2 to stage 3	16,423	47,227
Transfer from stage 3 to stage 2	(2,550)	(4,530)
Transfer from stage 3 to stage 1	(862)	(1,795)
New financial assets originated or purchased	60,987	43,589
Financial assets that have been derecognized/paid	(41,884)	(46,651)
Net remeasurement of amortized cost and other receivables	(1)
Write-offs / Charge-offs of the year	(51,463)	(53,542)
Financial assets at end of period	49,850	55,597
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(86,797)
Transfer from stage 1 to stage 3		(19,176)
Transfer from stage 2 to stage 3		(754)
Write-offs / Charge-offs of the year	13,219	17,308
FX and other movements	(60)	23
Approach change		(10,170)
Financial assets at end of period	(107,471)	(86,797)
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(66,327)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,508)	(4,355)
Transfer from stage 1 to stage 3	(417)	(172)
Transfer from stage 2 to stage 3	(178)	(173)
Transfer from stage 3 to stage 2	55
Transfer from stage 3 to stage 1	1	3,582
New financial assets originated or purchased	8	(627)
FX and other movements	(36)	(1)
Financial assets at end of period	(1,488)	(1,508)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(5,260,724)
Financial assets at end of period	(6,213,510)	(5,260,724)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(5,173,927)
Financial assets at end of period	(6,106,039)	(5,173,927)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Commercial lending portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,283,248)
Financial assets at end of period	(3,818,479)	(3,283,248)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Interbank and overnight funds | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(905)
Financial assets at end of period	(59)	(905)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,623,786)
Financial assets at end of period	(1,977,870)	(1,623,786)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(212,876)
Financial assets at end of period	(262,721)	(212,876)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(53,112)
Financial assets at end of period	(46,910)	(53,112)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(86,797)
Financial assets at end of period	$ (107,471)	(86,797)
Lifetime ECL | Credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(46,280)
Financial assets that have been derecognized/paid		45,602
FX and other movements		$ 623
Financial assets at end of period